As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

The Perkins Discovery Fund
SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Ambulatory Health Care Services: 7.5%
13,500	MEDTOX Scientific, Inc. *	$363,960
20,000	U.S. Physical Therapy, Inc.	508,600
		872,560
Amusement, Gaming & Entertainment: 1.0%
40,000	Lakes Entertainment, Inc. *	116,000

Chemical Manufacturing: 4.9%
70,000	Cardiome Pharma Corp. *	31,780
35,000	Cardiovascular Systems, Inc. *	342,650
150,000	Dyadic International, Inc.*	159,000
50,000	Oculus Innovative Sciences, Inc. *	35,005
		568,435
Computers & Electronic Manufacturing: 3.1%
40,000	EDAP TMS SA - ADR*	77,600
65,000	Synergetics USA, Inc. *	289,900
		367,500
Computer Programming: 10.1%
85,000	Augme Technologies, Inc. *	130,050
70,000	Computer Task Group, Inc. *	1,049,300
		1,179,350
Computer Systems Design Services: 15.2%
35,000	Datalink Corp. *	334,250
40,000	Ebix, Inc.	798,000
30,000	NetScout Systems, Inc. *	647,700
		1,779,950
Electrical Equipment: 3.0%
40,000	Coleman Cable, Inc. *	347,600

Food Manufacturing: 4.0%
75,000	Inventure Foods, Inc. *	472,500

Food Services: 3.8%
40,000	Famous Dave's of America, Inc. *	442,000

Health Care Manufacturing: 6.5%
100,000	InfuSystem Holdings, Inc. *	189,000
125,000	Uroplasty, Inc. *	573,750
		762,750
Healthcare Plans: 8.2%
100,000	Metropolitan Health Networks, Inc. *	957,000

Logistics: 2.9%
17,800		Echo Global Logistics, Inc. *	339,268

Management Consulting: 5.1%
100,000		Insignia Systems, Inc.	183,000
30,000		IntegraMed America, Inc. *	415,500
			598,500
Oil & Gas Services: 2.2%
85,000		Synergy Resources Corp. *	261,800

Printing Services: 4.1%
35,000		InnerWorkings, Inc. *	473,550

Retailers: 3.2%
90,000		Appliance Recycling Centers of America, Inc. *	376,200

Software Services: 10.1%
65,000		Actuate Corp. *	450,450
20,000		ePlus, Inc. *	647,000
2,700		SPS Commerce, Inc.	82,026
			1,179,476
Telecommunication Services: 1.9%
90,000		Broadcast International, Inc. *	22,500
85,000		Multiband Corp. *	202,300
			224,800
TOTAL COMMON STOCKS
(Cost $8,148,386)			11,319,239

SHORT-TERM INVESTMENT: 1.6%
Money Market Fund: 1.6%
		Invesco Short-Term Prime Portfolio -
191,503		Institutional Class, 0.080% ^	191,503

TOTAL SHORT-TERM INVESTMENT
(Cost $ 191,503)			191,503

TOTAL INVESTMENTS IN SECURITIES: 98.4%
(Cost $8,339,889)			11,510,742
Other Assets in Excess of Liabilities: 1.5%			175,900
TOTAL NET ASSETS: 100.0%			$11,686,642

	*	Non-income producing security.
	ADR	American Depository Receipt
	^	7-day yield as of June 30, 2012

		The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

		Cost of investments	$8,339,889
		Gross unrealized appreciation	5,207,998
		Gross unrealized depreciation	(2,037,145)
		Net unrealized appreciation	$3,170,853

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Perkins Discovery Fund (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$11,319,239	$-	$-	$11,319,239
Short-Term Investments	191,503	-	-	191,503
Total Investments	$11,510,742	$-	$-	$11,510,742

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date         8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date

By (Signature and Title)*            /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date           8/27/12

* Print the name and title of each signing officer under his or her signature.